Consolidated Balance Sheets		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents		¥ 1,070,513,011	$ 148,922,293	¥ 338,175,706
Short-term investments		847,927,125	117,957,699	435,659,383
Accounts receivable, net		23,714,517	3,298,998	23,721,996
Prepaid services fees		53,331,115	7,419,053	48,694,021
Other receivables and prepaid expenses, net		17,819,085	2,478,866	10,475,174
Total current assets		2,013,304,853	280,076,909	856,726,280
NON-CURRENT ASSETS
Property and equipment, net		125,811,741	17,502,051	92,134,718
Long-term investments		11,205,874	1,558,882	11,500,708
Prepaid expenses and deposits		16,536	2,300	32,600
Prepayments				69,089,480
Deferred tax assets		440,346	61,258	987,848
Operating lease right-of-use assets		1,580,414	219,856	538,987
Total non-current assets		139,054,911	19,344,347	174,284,341
TOTAL ASSETS		2,152,359,764	299,421,256	1,031,010,621
CURRENT LIABILITIES
Accounts payable		27,847,447	3,873,942	30,152,570
Deferred revenues		3,614,212	502,784	10,387,169
Other payables and accrued liabilities		572,874,009	79,694,231	170,485,403
Bank loans		15,000,000	2,086,695	13,500,000
Operating lease liabilities - current		803,622	111,794	432,474
Convertible notes payable		109,119,912	15,180,000
Taxes payable		14,862,809	2,067,610	7,430,848
Total current liabilities		744,122,011	103,517,056	233,474,476
OTHER LIABILITIES
Operating lease liabilities - noncurrent		696,549	96,899
Total other liabilities		23,301,431	3,241,532	35,991,345
Total liabilities		767,423,442	106,758,588	269,465,821
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital		1,836,463,319	255,475,950	1,608,052,978
Accumulative deficit		(863,708,298)	(120,153,066)	(940,331,198)
Statutory reserves		20,666,568	2,874,989	25,647,972
Accumulated other comprehensive income		5,631,753	783,450	59,475,542
Total shareholders’ equity		999,184,118	138,999,516	752,976,070
NONCONTROLLING INTERESTS		385,752,204	53,663,152	8,568,730
Total equity		1,384,936,322	192,662,668	761,544,800
Total liabilities and shareholders’ equity		2,152,359,764	299,421,256	1,031,010,621
Related Party
CURRENT LIABILITIES
Amount due to related party – current				1,086,012
OTHER LIABILITIES
Amount due to related party – noncurrent		22,604,882	3,144,633	35,991,345
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Common stock value	[1]	13,095	1,822	13,095
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Common stock value	[1]	¥ 117,681	$ 16,371	¥ 117,681

[1]	The shares amounts are presented on a retroactive basis to reflect the 20-to-1 ordinary share consolidation effected on April 14, 2025 (See Note 18).